MARKET VECTORS PRE-REFUNDED MUNICIPAL INDEX ETF
RISK/RETURN
PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its total assets in securities that comprise the benchmark index. The Fund’s benchmark is comprised of publicly traded municipal bonds that cover the U.S. dollar denominated tax-exempt bond market. Constituent bonds include pre-refunded and/or escrowed-to-maturity municipal bonds, provided that the collateral in the escrow account is comprised strictly of obligations of, and carry the full faith and credit of, the U.S. Treasury. This 80% investment policy is non-fundamental and requires 60 days’ prior written notice to shareholders before it can be changed.

The Fund has adopted a fundamental investment policy to invest at least 80% of its assets in investments suggested by its name. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. This percentage limitation applies at the time of the investment. The Board of Trustees of the Trust may change the Fund’s investment strategy, index and other policies without shareholder approval, except as otherwise indicated.

The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Pre-Refunded Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Pre-Refunded Index before fees and expenses will be 95% or better. A figure of 100% would indicate perfect correlation. Because of the practical difficulties and expense of purchasing all of the securities in the Pre-Refunded Index, the Fund does not purchase all of the securities in the Pre-Refunded Index. Instead, the Adviser utilizes a “sampling” methodology in seeking to achieve the Fund’s objective. As such, the Fund may purchase a subset of the bonds in the Pre-Refunded Index in an effort to hold a portfolio of bonds with generally the same risk and return characteristics of the Pre-Refunded Index.

The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Pre-Refunded Index concentrates in an industry or group of industries. As of July 31, 2011, the transportation industry represented a significant portion of the Pre-Refunded Index.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Feb 9, 2012
Registrant Name	dei_EntityRegistrantName	MARKET VECTORS ETF TRUST
Central Index Key	dei_EntityCentralIndexKey	0001137360
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 9, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb 9, 2012
Prospectus Date	rr_ProspectusDate	Feb 9, 2012
MARKET VECTORS PRE-REFUNDED MUNICIPAL INDEX ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its total assets in securities that comprise the benchmark index. The Fund’s benchmark is comprised of publicly traded municipal bonds that cover the U.S. dollar denominated tax-exempt bond market. Constituent bonds include pre-refunded and/or escrowed-to-maturity municipal bonds, provided that the collateral in the escrow account is comprised strictly of obligations of, and carry the full faith and credit of, the U.S. Treasury. This 80% investment policy is non-fundamental and requires 60 days’ prior written notice to shareholders before it can be changed.

The Fund has adopted a fundamental investment policy to invest at least 80% of its assets in investments suggested by its name. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. This percentage limitation applies at the time of the investment. The Board of Trustees of the Trust may change the Fund’s investment strategy, index and other policies without shareholder approval, except as otherwise indicated.

The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Pre-Refunded Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Pre-Refunded Index before fees and expenses will be 95% or better. A figure of 100% would indicate perfect correlation. Because of the practical difficulties and expense of purchasing all of the securities in the Pre-Refunded Index, the Fund does not purchase all of the securities in the Pre-Refunded Index. Instead, the Adviser utilizes a “sampling” methodology in seeking to achieve the Fund’s objective. As such, the Fund may purchase a subset of the bonds in the Pre-Refunded Index in an effort to hold a portfolio of bonds with generally the same risk and return characteristics of the Pre-Refunded Index.

The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Pre-Refunded Index concentrates in an industry or group of industries. As of July 31, 2011, the transportation industry represented a significant portion of the Pre-Refunded Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund normally invests at least 80% of its total assets in securities that comprise the benchmark index.